Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Schedule of amounts receivable	Amounts receivable consist of:
	December 31,	December 31,
	2025	2024

Trade receivables	$1,950	$3,265
Other miscellaneous receivables	138	102

	$2,088	$3,367

Schedule of trade receivables by geography	Trade receivables by geography consist of:
	December 31,	December 31,
	2025	2024

United States	$37	$154
Europe	1,913	338
Asia/Pacific	-	2,773

	$1,950	$3,265

Schedule of aging of company’s trade receivables	An aging of the Company’s trade receivables are as follows:
	December 31,	December 31,
	2025	2024

Current	$1,910	$3,236
31-60 days	38	29
61-90 days	-	-
Over 91 days	2	-

	$1,950	$3,265

Schedule of balances in foreign currencies

The balances in foreign currencies at December 31, 2025, are as follows:

(in USD)	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

Cash	$-	$20,495	$130	$-	$24	$124
Trade receivables	3	51	253	133	85	547
Accounts payable and
accrued liabilities	(2)	(398)	(35)	(17)	(13)	(468)
Project financing	-	(175)	-	-	-	-

	$1	$19,973	$348	$116	$96	$203

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 33

The balances in foreign currencies at December 31, 2024, are as follows:

(in USD)	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

Cash	$-	$43	$26	$-	$41	$20
Trade receivables	4	23	86	100	2,834	113
Accounts payable and
accrued liabilities	(4)	(548)	(26)	(37)	(200)	(332)
Project financing	-	(167)	-	-	-	-
Government loans	-	(129)	-	-	-	-
Bank loan	-	-	-	-	-	(32)

	$-	$(778)	$86	$63	$2,675	$(231)

Schedule of increase / (decrease) in net earnings

Based on the net exposures at December 31, 2025 and 2024, and if all other variables remain constant, a 10% depreciation or appreciation of the United States dollar against the following currencies would result in an increase / (decrease) in net earnings by the amounts shown below:

December 31, 2025
	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

United States dollar:
Depreciates 10%	$-	$(1,997)	$(35)	$(12)	$(10)	$(20)
Appreciates 10%	-	1,997	35	12	10	20

December 31, 2024
	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

United States dollar:
Depreciates 10%	$-	$78	$(9)	$(6)	$(268)	$23
Appreciates 10%	-	(78)	9	6	268	(23)

Schedule of contractual maturities of the undiscounted cash flows of financial liabilities

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as of December 31, 2025:

Payment due:
	In less than 3 months	Between 3 months and 6 months	Between 6 months and 1 year	Between 1 year and 2 years	Between 2 years and 5 years	Greater than 5 years
Accounts payable and accrued liabilities	$2,268	$-	$-	$-	$-	$-
Project financing	-	-	-	175	-	-
Loan payable	96	96	192	327	738	-
Lease obligations	94	94	131	125	208	1

	$2,458	$190	$323	$627	$946	$1

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as of December 31, 2024:

Payment due:
	In less than 3 months	Between 3 months and 6 months	Between 6 months and 1 year	Between 1 year and 2 years	Between 2 years and 5 years	Greater than 5 years
Accounts payable and accrued liabilities	$4,409	$217	$200	$-	$-	$-
Project financing	-	-	-	167	-	-
Government loans	31	31	70	8	26	181
Bank loan	9	9	16	-	-	-
Loan payable	31	31	62	124	66	-
Lease obligations	93	96	145	128	50	3

	$4,573	$384	$493	$427	$142	$184